Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
3i Fund Series A Redemption Feature [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning	$ 7,181
Issued during the period
Change in fair value	(3,558)
Translation effect
Amount transferred to Equity	(452)
Balance – end of period	$ 3,171		$ 7,181
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)	$ 177.88
Settlement Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning		$ 102	102
Issued during the period
Change in fair value		(7)
Amount transferred to Equity
Balance – end of period		$ 95
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)		$ 0.02
T02 Warrants Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning		$ 47	$ 47
Issued during the period
Change in fair value		(38)
Translation effect
Amount transferred to Equity
Balance – end of period		$ 9
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)		$ 0